CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3:-	CASH AND CASH EQUIVALENTS

	June 30,	December 31,
	2024	2023
	Unaudited

Denominated in U.S. dollars	706	1,218
Denominated in NIS	6,474	6,270
Denominated in Euro	1,697	1,790

	8,877	9,278